Filed with the Securities and Exchange Commission on August 14, 2024

REGISTRATION NO. 333-265030

REGISTRATION NO. 811-23609

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

POST-EFFECTIVE AMENDMENT NO. 9

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 69

EQUITABLE AMERICA VARIABLE ACCOUNT NO. 70A

(EXACT NAME OF REGISTRANT)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA

(NAME OF DEPOSITOR)

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: 212-554-1234

Alfred Ayensu-Ghartey

Vice President and Associate General Counsel

Equitable Financial Life Insurance Company of America

8501 IBM Drive, Suite 150, Charlotte, NC 28262-4333

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on September 13, 2024 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(l) of Rule 485

☐	on (date) pursuant to paragraph (a)(l) of rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Units of interest in Equitable America Variable Account No. 70A

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 9 is to delay the effective date of Post-Effective Amendment No. 7, which was filed on May 24, 2024. The Post-Effective Amendment does not amend or delete the currently effective Prospectus, Statement of Additional Information, or supplements thereto, or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on the 14th day of August, 2024.

Equitable America Variable Account No. 70A
(Registrant)

Equitable Financial Life Insurance Company of America
(Depositor)

By	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Vice President and Associate General Counsel
August 14, 2024

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Chief Accounting Officer

*DIRECTORS:

Francis Hondal	Joan Lamm-Tennant	Bertram Scott
Arlene Isaacs-Lowe	Craig MacKay	George Stansfield
Daniel G. Kaye	Mark Pearson	Charles G. T. Stonehill

*By:	/s/ Alfred Ayensu-Ghartey
Alfred Ayensu-Ghartey
Attorney-in-Fact
August 14, 2024